Subsequent events (Details) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012 Series A Preferred Stock and Series B Preferred Stock	Dec. 31, 2011 Series A Preferred Stock and Series B Preferred Stock	Mar. 31, 2012 Series B Preferred Stock	Mar. 29, 2012 Series B Preferred Stock	Aug. 31, 2012 Subsequent event	Aug. 10, 2012 Subsequent event	Aug. 31, 2012 Subsequent event Shares sold	Aug. 13, 2012 Subsequent event Shares sold
Subsequent Events
Term of operating leases									60 months
Leased area (sq ft)										$ 6,000
Operating leases, base monthly rent			41,000						22,000
Operating leases, annual increase in rental expenses (as a percent)									3.00%
Reverse stock split conversion ratio	2.023
Shares issued											897,554
Issue price (in dollars per share)								$ 5.50				$ 5.50
Gross proceeds		34,992,000	6,099,000	41,091,000			37,238,000
Preferred stock, conversion ratio							1
Price per share of shares of common stock to be sold to the public in an underwritten public offering for conversion of convertible preferred stock into shares of common stock (in dollars per share)					$ 16.50	$ 16.50
Gross proceeds on shares of common stock to be sold to the public in an underwritten public offering for conversion of convertible preferred stock into shares of common stock					$ 35,000,000	$ 35,000,000
Percentage of outstanding shares of convertible preferred stock, whose holders' vote or written consent is required for conversion					70.00%	70.00%
Percentage of outstanding shares of convertible preferred stock, whose holders' affirmative vote is required for changes related to the company's activities					70.00%	70.00%